United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended December 31, 1999
Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
                                   {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     EASTOVER CAPITAL MANAGEMENT, INC.
Address:  212 SOUTH TRYON STREET
SUITE 1750
CHARLOTTE, NC  28281

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   JAYNE P. HOLLAND
Title:  SENIOR VICE PRESIDENT
Phone:  (704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland  Charlotte, NC  28281   January 18, 2000


Report Type  (Check only one)

{X}     13F HOLDINGS REPORT.

{  }    13F NOTICE.

{  }    13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                      0

Form 13F information table entry total:                47

Form 13F information table value total:                180,751


List of other included managers:

  No.     13F File Number     Name


                       FORM 13F INFORMATION TABLE
Name of Issuer        Title    CUSIP     value     Shares/  Sh/Invstmt  Other      Voting Authority
                     Of Class           (x$1000)  Prn Amt  Prn  Dscretn Managers   Sole    Shared    None

3 Com Corp               Com  885535104   594       12655   sh   sole                12655
Abbott Laboratories      Com  002824100   259        7144   sh   sole                 7144
Amazon.Com Inc           Com  023135106  2440        3055   sh   sole                32055
American Home Products   Com  026609107  4992      127185   sh   Sole               127185
America On Line          Com  02364J104  8015      105630   sh   Sole               105630
American Int'l Group     Com  026874107  4259       39394   sh   Sole                39394
American Tel & Tel       Com  001957109  3301       64965   sh   Sole                64965
BP Amoco Corp            Com  055622104  3937       66379   sh   Sole                66379
Bank America Corp        Com  060505104  2382       47471   sh   Sole                47471
Bristol Myers Squibb     Com  110122108  5685       88569   sh   Sole                88569
Caterpillar Inc          Com  149123101  1801       38265   sh   Sole                38265
Cisco Systems            Com  17275R102 19659      183513   sh   Sole               183513
Citigroup                Com  172967101  4194       75318   sh   Sole                75318
Coca Cola Co             Com  191216100  2115       36315   sh   Sole                36315
Compaq Computer Corp     Com  204493100  2061       76143   sh   Sole                76143
Dana Corp                Com  235811106   243        8136   sh   Sole                 8136
Duke Energy Corp         Com  264399106  2443       48730   sh   Sole                48730
E.I. DuPont              Com  263534109   764       11600   sh   Sole                11600
EMC Corp                 Com  268648102  7632       69860   sh   Sole                69860
Exxon Mobil Corp         Com  30231G102  7096       88079   sh   Sole                88079
First Charter Corp       Com  319439105   319       21448   sh   Sole                21448
General Electric         Com  369604103 16057      103758   sh   Sole               103758
Gillette Cos             Com  375766102  1710       41507   sh   Sole                41507
Haliburton               Com  406216101  1846       45875   sh   Sole                45875
Hershey Foods            Com  427866108  1281        2700  	sh   Sole                27000
Hewlett Packard          Com  428236103   246        2166   sh   Sole                 2166
Ingersol Rand            Com  456866102  1918       34835   sh   Sole                34835
IBM                      Com  459200101  6994       64833   sh   Sole                64833
Int'l Paper              Com  460146103  2520       44645   sh   Sole                44645
Intel Corp               Com  458140100  4217       51230   sh   Sole                51230
Johnson & Johnson        Com  478160104   477        5116   sh   Sole                 5116
Lucent Technologies      Com  549463107  5663       75508   sh   Sole                75508
McDonalds Corp           Com  580135101  4065      100825   sh   Sole               100825
Merck & Co               Com  589331107   681       10143   Sh   Sole                10143
Microsoft Corp           Com  594918104  5938       50860   sh   Sole                50860
Pepsico Inc              Com  713448108  2308       65490   sh   Sole                65490
Pfizer Inc.              Com  717081103  3313      102131   sh   Sole               102131
Procter & Gamble         Com  742718109  4333       39545   sh   Sole                39545
Schlumberger Ltd         Com  806857108  2779       49510   sh   Sole                49510
Solectron Corp           Com  834182107  8555       89930   sh   Sole                89930
Sun Microsystems         Com  866810104 11792      152272   sh   Sole               152272
Transocean Sedco         Com  G90078109   323        9585   sh   Sole                 9585
Tricon Global Rest       Com  895953107   259        6714   sh   Sole                 6714
Wachovia Corp            Com  929771103  1033       15194   sh   Sole                15194
Warner Lambert Co        Com  934488107   286        3485   sh   Sole                 3485
Weyersauser Corp         Com  962166104  2495       34745   sh   Sole                34745
Yahoo Inc                Com  984332106  5471       12645   sh   Sole                12645